LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED JULY 12, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW

For each of the funds listed below, the section of the fund’s Statement of Additional Information titled “Additional Purchase and Redemption Information – Dividends” is hereby deleted in its entirety.

Fund	Date of Statement of Additional Information
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2016
Legg Mason BW Alternative Credit Fund	March 1, 2016
Legg Mason BW Global Opportunities Bond Fund	May 1, 2016
Legg Mason BW International Opportunities Bond Fund	May 1, 2016
Martin Currie Emerging Markets Fund	February 1, 2016
Martin Currie International Unconstrained Equity Fund	November 30, 2015
Miller Income Opportunity Trust	February 1, 2016
QS Global Market Neutral Fund	November 30, 2015
RARE Global Infrastructure Value Fund	March 31, 2016

LEGG MASON INVESTMENT TRUST
Legg Mason Opportunity Trust	May 1, 2016

Please retain this supplement for future reference.

LGEN287037